Subsequent Events (Details) - Subsequent Event [Member] - $ / shares	Mar. 15, 2019	Mar. 29, 2019
Aptorum Medical Limited [Member]
Subsequent Events (Textual)
Issued shares		112
Aptorum Medical Limited [Member] | Minimum [Member]
Subsequent Events (Textual)
Decreasing equity interest		94.00%
Aptorum Medical Limited [Member] | Maximum [Member]
Subsequent Events (Textual)
Decreasing equity interest		95.00%
2017 Share Option Plan [Member]
Subsequent Events (Textual)
Granted share options to employees, external consultants and advisors	215,795
Exercise price	$ 12.91